CONCENTRATION OF MARKET RISK (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Percentage to Plan's net assets available for benefits	39.00%	39.00%
Concentration of funds to Plan's net assets available for benefits	$ 612,365,392	$ 527,436,215
Common stock - Jack Henry & Associates, Inc.
EBP, Risk and Uncertainty [Line Items]
Percentage to Plan's net assets available for benefits	8.00%	10.00%
Investment, number of shares (in shares)	655,419	741,864